INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 648,671,714	$ 563,459,929
Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	37,796,797	30,244,883
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	232,526,472	280,394,161
Mutual funds | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	9,533,945	11,232,770
Bunge shares | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	11,155,132	9,962,378
Bunge shares | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	596,083	478,739
Collective trust - Stable Value | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	373,312,398	247,520,396
Collective trust - Stable Value | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	25,690,649	16,512,495
Self-directed brokerage accounts | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	31,677,712	25,582,994
Self-directed brokerage accounts | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,976,120	$ 2,020,879